Leases - Schedule of operating lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Operating Lease, Liability [Abstract]
Current portion of operating lease liabilities included within other current liabilities	$ 333	$ 645
Non-current portion of operating lease liabilities	57	390
Total	$ 390	$ 1,035